Fair values of derivative instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair values of derivative instruments [Line Items]
Derivative assets	₩ 3,400,178	₩ 3,002,859
Derivative liabilities	3,487,661	3,528,244
Trading purpose | Foreign currency related
Fair values of derivative instruments [Line Items]
Derivative assets	2,762,555	2,432,663
Derivative liabilities	2,514,889	2,399,003
Trading purpose | Foreign currency related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	2,762,140	2,432,663
Derivative liabilities	2,514,336	2,398,999
Trading purpose | Foreign currency related | Over the counter | Forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	1,895,225	1,722,096
Derivative liabilities	1,636,715	1,623,325
Trading purpose | Foreign currency related | Over the counter | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	854,892	698,220
Derivative liabilities	865,551	766,252
Trading purpose | Foreign currency related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	12,023	12,347
Derivative liabilities	12,070	9,422
Trading purpose | Foreign currency related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	415	0
Derivative liabilities	553	4
Trading purpose | Interest rates related
Fair values of derivative instruments [Line Items]
Derivative assets	206,220	299,320
Derivative liabilities	211,338	348,988
Trading purpose | Interest rates related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	204,449	297,881
Derivative liabilities	210,794	348,776
Trading purpose | Interest rates related | Over the counter | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	204,449	290,074
Derivative liabilities	208,901	340,409
Trading purpose | Interest rates related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	0	7,807
Derivative liabilities	1,893	8,367
Trading purpose | Interest rates related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	1,771	1,439
Derivative liabilities	544	212
Trading purpose | Credit related | Over the counter | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	63,359	13,365
Derivative liabilities	10,617	6,095
Trading purpose | Equity related
Fair values of derivative instruments [Line Items]
Derivative assets	226,956	77,301
Derivative liabilities	45,005	269,363
Trading purpose | Equity related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	203,322	63,534
Derivative liabilities	25,679	257,091
Trading purpose | Equity related | Over the counter | Swap and forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	112,282	25,378
Derivative liabilities	13,502	250,879
Trading purpose | Equity related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	91,040	38,156
Derivative liabilities	12,177	6,212
Trading purpose | Equity related | Exchange traded
Fair values of derivative instruments [Line Items]
Derivative assets	23,634	13,767
Derivative liabilities	19,326	12,272
Trading purpose | Equity related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	72	683
Derivative liabilities	805	57
Trading purpose | Equity related | Exchange traded | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	23,562	13,084
Derivative liabilities	18,521	12,215
Trading purpose | Commodity related
Fair values of derivative instruments [Line Items]
Derivative assets	21,685	3,993
Derivative liabilities	22,985	51,365
Trading purpose | Commodity related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	15,648	1,883
Derivative liabilities	22,670	49,724
Trading purpose | Commodity related | Over the counter | Swap and forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	15,576	1,778
Derivative liabilities	22,593	49,702
Trading purpose | Commodity related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	72	105
Derivative liabilities	77	22
Trading purpose | Commodity related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	6,037	2,110
Derivative liabilities	315	1,641
Hedging purpose
Fair values of derivative instruments [Line Items]
Derivative assets	119,403	176,217
Derivative liabilities	682,827	453,430
Hedging purpose | Foreign currency related | Forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	50,492	5,646
Derivative liabilities	1,567	81,829
Hedging purpose | Foreign currency related | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	59,399	155,386
Derivative liabilities	161,896	36,077
Hedging purpose | Interest rates related | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	9,512	15,185
Derivative liabilities	₩ 519,364	₩ 335,524